Income Tax	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Tax
NOTE 10. INCOME TAX
The Company recorded a tax prov
ision of $
65,475
for the three months ended March 31, 2023. The effective tax rate was
(3.03
)% for the three months ended March 31, 2023. The effective tax rates differ from the statutory tax rate of
21.0
% primarily due to the change in fair value of warrants and the valuation allowance on deferred tax assets. During the three months ended March 31, 2022, the Company did not record any income tax benefits for the net operating losses incurred due to the uncertainty of realizing a benefit from those items.
In general, with certain exceptions ASC 740-270, Income Taxes, requires the use of an estimated annual effective tax rate to compute the tax provision during an interim period. However, due to operating losses for the three months ended March 31, 2023, the Company determined that it was unable to reliably estimate its annual effective tax rate. As such, for the three months ended March 31, 2023, the Company used a discrete-period effective tax rate.
The Company has evaluated the positive and negative evidence bearing upon
its ability to realize its deferred tax assets, which primarily consist of capitalized start up costs. The Company considered the history of cumulative net losses, estimated future taxable income and prudent and feasible tax planning strategies, and have concluded that it is more likely than not that the Company will not realize the benefits of its deferred tax assets. As such, the Company recorded a full valuation allowance against net deferred tax assets as of March 31, 2023 and December 31, 2022.

NOTE 10 — INCOME TAX
The Company’s net deferred tax assets at December 31, 2022 and
2021
is as follows:

	December 31, 2022	December 31, 2021
Capitalized start-up costs	$1,588,741	$413,817
Unrealized gains on marketable securities	(1,385)	(802)
Charitable contributions	—	5,019
Net operating loss carryforward	—	39,344

Total deferred tax assets	1,587,356	457,378
Valuation allowance	(1,587,356)	(457,378)

Deferred tax assets	$—	$—

The income tax provision for the twelve months ended December 31,
2022
and for the period from March 24, 2021 (inception)
through
December 31, 2021 consists of the following:

	December 31, 2022	December 31, 2021
Current expense (benefit)
Federal	$266,104	$—
State	80,883	—
Deferred expense (benefit)
Federal	(921,893)	(373,152)
State	(208,085)	(84,226)
Change in Valuation Allowance	1,129,978	457,378

Income tax provision	$346,987	$—

As
 of December 31, 2022 and 2021, the Company has $0 and $152,852 federal net operating loss carryforwards, respectively, and $0 and $152,852 state net operating loss carryforwards.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all the deferred tax assets will not be realized. The ultimate realization of deferred tax

assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the twelve months ended December 31, 2022, the change in the valuation allowance was
$1,129,978. For the
period from March 24, 2021 (inception) through December 31, 2021, the change in the valuation allowance was $
457,378.
A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:

	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	(3.72)%	(2.49)%
Change in fair value of warrant liabilities	(36.42)%	(35.05)%
Change in valuation allowance	29.14%	13.50%
Change in fair value of forward purchase units	(1.06)%	3.04%

Income tax provision	8.95%	0.00%

The Company’s effective tax rates for the periods presented differ from the expected (statutory) rates due to changes in fair value in warrants and the recording of full valuation allowances on deferred tax assets.
The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns for the year ended December 31, 202
1
remain open and subject to examination. The Company considers Delaware to be a significant state tax jurisdiction.